Basis of preparation - IFRS 16 Right Of Use Asset (Detail) - Right-of-use asset [Member] - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Basis of preparation - Quantitative information about right-of-use assets [line items]
Buildings	€ 3,843	€ 3,255
Vehicles	882	849
Other assets	301	880
Total right-of-use assets	5,026	4,984
Total lease liabilities	€ 5,026	€ 4,984